Shareholders' equity	12 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
Shareholders' equity	Shareholders' equity
(i)Share capital

The Company’s authorized share capital consists of an unlimited number of common shares without par value. As at June 30, 2025 and 2024, the Company’s issued and outstanding common shares consist of the following:

	June 30,	June 30,
	2025	2024
	#	#
Shares issued and outstanding:
Outstanding, beginning of the year	33,340,159	33,038,367
Shares purchased and cancelled	(439,741)	—
Shares issued upon exercise of RSUs	362,492	301,792
Outstanding, end of the year	33,262,910	33,340,159
During the year ended June 30, 2025, a total of nil (June 30, 2024 – nil) options were exercised for cash consideration of $nil (June 30, 2024 - $nil), and the Company recorded a charge of $nil (June 30, 2024 – $nil) from contributed surplus to share capital.
During the year ended June 30, 2025, a total of 362,492 (June 30, 2024 – 301,792) shares were issued upon the exercise of Restricted Share Units, and the Company recorded a charge of $2,012 (June 30, 2024 – $1,062) from contributed surplus to share capital.
On March 25, 2025, the Company announced its intention to make an Normal Course Issuer Bid (“NCIB”) with respect to its Shares. Pursuant to the NCIB, the Company may, during the 12-month period commencing March 27, 2025 and ending no later than March 26, 2026, purchase up to 1,679,720 shares, representing 5% of the total number of 33,594,409 shares outstanding as of March 17, 2025, through the facilities of the TSX, the Nasdaq Global Select Market or alternative Canadian trading systems.
Under the term of the NCIB, during the year ended June 30, 2025, the Company purchased a total of 514,486 common shares (June 30, 2024 – nil) at an average price of $5.56 per share (June 30, 2024 - $nil), for total consideration of $2,859 (June 30, 2024 - $nil). During the year ended June 30, 2025, a total of 507,357 (June 30, 2024 – nil) of those common shares were settled and the Company recorded a total reduction of $2,872 (June 30, 2024 - $nil) in share capital for the value of share repurchased and settled, $2,835 was paid in cash and $37 was recorded in accounts payable and accrued liabilities. Of the 507,357 common shares that were settled in the year ended June 30, 2025, a total of 439,741 (June 30, 2024 - nil) of those common shares have been canceled as of year end and the remaining will be cancelled in the subsequent year.
(ii)    Share based payments

On December 13, 2022, the Company’s shareholders approved the Omnibus Equity Incentive Plan (the “Plan”), which replaces the previous share option plan (the “Legacy Plan”). No further grants will be made under the Legacy Plan.

Under the Plan, the Company may grant participants Options, Performance Share Units (PSUs), Restricted Share Units (RSUs) and Deferred Share Units (DSUs). The PSUs, RSUs and DSUs are redeemable either for one common share or for an amount in cash equal to the fair market value of one common share (at the option of the Company and as set out in the participant’s equity award agreement). All PSUs, RSUs and DSUs are accounted for as equity-settled awards.

DSUs generally vest immediately and become redeemable once a director no longer serves on the board of the Company.

RSUs vest over a three-year period after the date of grant. The expense is measured based on the fair value of the awards at the grant date.

PSUs vest in full at the end of a three-year period. For PSUs granted prior to fiscal 2024, the final amount is based 50% on market-based performance targets being met and 50% on non-market-based performance targets, with the conversion ratio for vested PSUs being from 0% to 150%. The expense related to the PSUs is measured (i) based on the fair value of the awards at the grant date using the Monte Carlo simulation, for the market-based performance targets, and (ii) based on the fair value of the awards at the grant date using the volume weighted average trading price per share on the TSX during the immediately preceding five trading days for the non-market-based performance targets. For PSUs granted during and after fiscal 2024, the final amount is based 100% on market-based performance targets.
For the year ended June 30, 2025, the Company recognized share-based compensation expense in the amount of $2,908 (June 30, 2024 - $2,983).
Stock Options

Under the Plan (and previously under the Legacy Plan), employees are periodically granted share options to purchase common shares at prices not less than the market price of the common shares on the day prior to the date of grant or the volume weighted average trading price per share on the TSX during the five trading days immediately preceding the grant date. The fair value of each option grant is estimated at the date of grant using the Black-Scholes option pricing model. Expected volatility is determined by the amount the Company’s daily share price fluctuated over a period commensurate with the expected life of the options. During the year ended June 30, 2025 and June 30, 2024, the Company did not grant any options.

The following table shows the movement in the stock option plan:

	Number	Weighted
	of options	average price
	#	$
Balance, July 1, 2023	723,051	13.58
Forfeited	(260,705)	(10.69)
Balance, June 30, 2024	462,346	15.21
Expired	(47,176)	(11.77)
Forfeited	(33,484)	(15.40)
Balance, June 30, 2025	381,686	15.62
The following table summarizes information about the stock options outstanding and exercisable at the end of each year:

	June 30,			June 30,
	2025			2024
		Number of	Weighted		Number of	Weighted
	Number of	stock options	average	Number of	stock options	average
	stock options	outstanding and	remaining	stock options	outstanding	remaining
Exercise price	outstanding	exercisable	contractual life	outstanding	and exercisable	contractual life
$7.01 - $9.00	84,120	64,510	2.00	116,000	58,117	3.00
$9.01 - $12.00	62,023	62,023	0.93	76,308	62,005	0.93
$12.01 - $15.00	42,000	34,143	1.75	45,000	25,325	2.75
$15.01 - $18.00	104,702	104,702	1.00	121,566	91,754	2.00
$18.01 - $20.00	22,856	21,468	1.00	22,856	15,740	2.00
$20.01 - $27.00	65,985	65,985	0.61	80,616	68,008	1.61
	381,686	352,831	1.22	462,346	320,949	2.08
Share Units

The following table summarizes information about the DSUs, RSUs and PSUs granted, exercised and forfeited during the year ended June 30, 2025.

	DSU	PSU	RSU	Total
Awards outstanding July 1, 2023	66,391	130,000	130,000	326,391
Awards granted during the year	105,695	412,300	805,200	1,323,195
Awards exercised during the year	—	—	(301,792)	(301,792)
Awards forfeited during the year	—	(42,500)	(26,251)	(68,751)
Awards outstanding June 30, 2024	172,086	499,800	607,157	1,279,043
Awards granted during the year	64,356	271,000	271,000	606,356
Awards exercised during the year	—	—	(362,492)	(362,492)
Awards forfeited during the year	—	(82,500)	(50,623)	(133,123)
Awards outstanding June 30, 2025	236,442	688,300	465,042	1,389,784
During the year ended June 30, 2025, 64,356 DSUs were granted (June 30, 2024 – 105,695). The fair value of each DSU issued during the year ended June 30, 2025 is $6.06 per share (June 30, 2024 – $3.07).
During the year ended June 30, 2025, 271,000 PSUs were granted (June 30, 2024 – 412,300). The average fair value tied to market-based performance targets for each PSU issued during the year ended June 30, 2025 is $6.68 per share (June 30, 2024 – $4.05 ) using the Monte Carlo simulation.
The key assumptions used in the Monte Carlo simulation are:

	June 30	June 30,
	2025	2024
Fair value per share	$6.68	$3.44 - $4.69
Expected volatility	64.00%	64.00%
Time to expiry	2.76 years	2.11 years -2.83 years
Risk-free interest rate	3.42%	4.40%
During the year ended June 30, 2025, 271,000 RSUs were granted (June 30, 2024 – 805,200). The average fair value of each RSU issued during the year ended June 30, 2025 is $5.65 per share (June 30, 2024 –$3.63 ).

During the year ended June 30, 2025, 362,492 RSUs were exercised and settled through the issuance of common shares (June 30, 2024 – 301,792).
Loss per share
Both the basic and diluted loss per share have been calculated using the net loss attributable to the shareholders of the Company as the numerator.

	June 30,	June 30,
	2025	2024
Number of shares:
Weighted average number of shares outstanding	33,497,223	33,249,889
Weighted average number of shares used in diluted earnings per share	33,497,223	33,249,889

Net loss	$(5,010)	$(8,659)

Loss per share
Basic and diluted	$(0.15)	$(0.26)
Potentially diluted shares relating to DSUs, PSUs, RSUs, and stock options as set-out below have been excluded from the calculation of the diluted number of shares as the impact would be anti dilutive.

	June 30,	June 30,
	2025	2024
DSU	236,442	172,086
PSU	688,300	499,800
RSU	465,042	607,157
Stock options	381,686	462,346
	1,771,470	1,741,389